OTHER REQUIRED DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of additional information [Abstract]
Schedule of condensed statement of comprehensive income
Statement of comprehensive income

	Cash flow hedges			Currency translation
	Gross amount	Income tax	Total	adjustment

At December 31, 2015	(566)	170	(396)	(3,064,838)

(Decrease) / Increase	(179)	54	(125)	(87,807)
Reclassification to income statement	820	(246)	574	—

At December 31, 2016	75	(22)	53	(3,152,645)

(Decrease) / Increase	363	3	366	(104,393)
Reclassification to income statement	372	(110)	262	—

At December 31, 2017	810	(129)	681	(3,257,038)

Schedule of condensed statement of cash flow
Statement of cash flows

	Year ended December 31,
	2017	2016	2015

(i) Changes in working capital (1)
Inventories	(540,162)	(151,263)	349,662
Receivables and others	(108,257)	488	(16,987)
Trade receivables	(303,114)	(161,670)	142,670
Other liabilities	40,230	89,032	(2,936)
Trade payables	46,333	61,040	36,735

	(864,970)	(162,373)	509,144
(ii) Income tax accrual less payments
Tax accrued (Note 11)	336,882	411,528	207,320
Taxes paid	(610,325)	(229,196)	(231,252)

	(273,443)	182,332	(23,932)
(iii) Interest accruals less payments
Interest accrued (Note 10)	114,583	89,971	89,489
Interest paid	(95,099)	(77,272)	(83,993)

	19,484	12,699	5,496

(1)	Changes in working capital are shown net of the effect of exchange rate changes.

Schedule of reconciliation of changes in financial debt
Financial debt reconciliation

	Financial debt
	Finance lease liabilities	Short term borrowings	Long term borrowings	Total

As of December 31, 2015	—	(913,786)	(607,237)	(1,521,023)

Cash flows	—	302,648	(34,154)	268,494
Reclassifications	—	(246,182)	246,182	—
Foreign exchange adjustments	—	(17,245)	(1,591)	(18,836)
Other non cash movements	—	52,672	58	52,730

As of December 31, 2016	—	(821,893)	(396,742)	(1,218,635)

Cash flows	364	(540,918)	(1,511,860)	(2,052,414)
Reclassifications	—	(192,547)	192,547	—
Acquisitions - finance leases	(76,879)	—	—	(76,879)
Foreign exchange adjustments	(14,949)	(32,574)	(371)	(47,894)
Other non cash movements	14,429	82,362	89	96,880

As of December 31, 2017	(77,035)	(1,505,570)	(1,716,337)	(3,298,942)